Note 7 - Related Party Convertible Bridge Notes (Details) - USD ($)							1 Months Ended
	Mar. 05, 2014	Feb. 13, 2014	Dec. 27, 2013	Nov. 12, 2013	Sep. 27, 2013	Feb. 13, 2013	May. 31, 2014	Aug. 31, 2013	Jun. 30, 2013	Apr. 30, 2013	Nov. 30, 2012	Dec. 31, 2014	Jul. 07, 2014	Dec. 31, 2013	Aug. 07, 2013
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Interest Payable, Current														$ 237,000
Related Party Convertible Bridge Notes [Member] | 2013 Note Purchase Agreement [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Maximum Authorized Convertible Promissory Notes Issuable									$ 2,000,000
Proceeds from Convertible Debt								$ 500,000
November 2012 Convertible Promissory Note [Member] | Related Party Convertible Bridge Notes [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount											$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock											$ 5,000,000
Convertible Debt												$ 0		1,000,000
Interest Payable, Current														89,000
2013 Note Purchase Agreement [Member] | Related Party Convertible Bridge Notes [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock						$ 5,000,000
Convertible Debt												0		2,500,000
Interest Payable, Current														130,000
Maximum Authorized Convertible Promissory Notes Issuable						1,500,000									$ 2,500,000
Proceeds from Convertible Debt						$ 1,000,000			$ 500,000	$ 500,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price						80.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 0.05
Debt Instrument, Redemption Price, Percentage of Principal Amount and Accrued and Unpaid Interest Redeemed		300.00%
September 2013 Note Purchase Agreement [Member] | Related Party Convertible Bridge Notes [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock					$ 5,000,000
Convertible Debt												0		500,000
Interest Payable, Current														10,000
Maximum Authorized Convertible Promissory Notes Issuable					$ 500,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price					70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.05
November 2013 Note Purchase Agreement [Member] | Related Party Convertible Bridge Notes [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock				$ 5,000,000
Convertible Debt												0		500,000
Interest Payable, Current														5,000
Maximum Authorized Convertible Promissory Notes Issuable				$ 500,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price				70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.05
December 2013 Note Purchase Agreement [Member] | Related Party Convertible Bridge Notes [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			9.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock			$ 5,000,000
Convertible Debt												$ 0		375,000
Interest Payable, Current														$ 1,000
Maximum Authorized Convertible Promissory Notes Issuable			$ 375,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price			70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.05
March 2014 Note Purchase Agreement [Member] | Related Party Convertible Bridge Notes [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Maximum Authorized Convertible Promissory Notes Issuable	$ 1,250,000
Proceeds from Convertible Debt	$ 200,000						$ 1,050,000
July 2013 Note Purchase Agreement [Member] | Related Party Convertible Bridge Notes [Member]
Note 7 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage													9.00%
Maximum Authorized Convertible Promissory Notes Issuable													$ 250,000